Note 15 - Stock-based Compensation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
15.	Stock-based compensation

Company stock option plan
The Company has a stock option plan for certain officers and key full-time employees of the Company and its subsidiaries, other than its CEO. Options are granted at the market price for the underlying shares on the date of grant. Each option vests over a four
-year term, expires
five
years from the date granted and allows for the purchase of
one
Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at
December
31,
2016,
there were
980,750
options available for future grants.
Grants under the Company’s stock option plan are equity-classified awards. Stock option activity for the years ended
December
31,
2016,
2015
and
2014
was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2013	1,687,050	$26.25
Granted	343,000	49.57
Exercised	(558,150)	19.26
Forfeited	(8,000)	31.28
Shares issuable under options - December 31, 2014	1,463,900	$34.35
Granted	698,500	36.61
Exercised	(699,400)	20.09
Forfeited	(22,500)	38.71
Shares issuable under options - December 31, 2015	1,440,500	$28.65
Granted	395,000	32.94
Exercised	(144,150)	19.83
Forfeited	(88,500)	32.14
Shares issuable under options - December 31, 2016	1,602,850	$30.31	2.8	$11,305
Options exercisable - End of year	510,975	$25.88	1.9	$5,777

The Company incurred stock-based compensation expense related to these awards of
$3,279
during the year ended
December
31,
2016
(2015
-
$4,253;
2014
-
$4,077).

As at
December
31,
2016,
the range of option exercise prices was
$15.57
to
$43.57
per share. Also as at
December
31,
2016,
the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were
$11,305
and
2.6
years, respectively.

The following table summarizes information about option exercises during the years ended
December
31,
2016,
2015
and
2014:

	2016	2015	2014

Number of options exercised	144,150	699,400	558,150

Aggregate fair value	$5,222	$35,516	$27,973
Intrinsic value	2,364	21,463	17,223
Amount of cash received	2,858	14,053	10,750

Tax benefit recognized	$-	$91	$5,856

As at
December
31,
2016,
there was
$3,845
of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next four
years. During the year ended
December
31,
2016,
the fair value of options vested was
$2,998
(2015
-
$2,589;
2014
-
$3,750).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	2016	2015	2014

Risk-free rate	1.1%	1.0%	0.9%
Expected life in years	4.75	4.75	4.75
Expected volatility	33.0%	28.6%	25.5%
Dividend yield	0.3%	0.2%	0.8%

Weighted average fair value per option granted	$9.64	$11.91	$10.52

The risk-free interest rate is based on the implied yield of a zero
-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four
years.

Subsidiary stock option plan
Prior to
June
1,
2015,
Old FSV had a stock option plan at its Commercial Real Estate Services subsidiary. In conjunction with the Spin-off, the Company exchanged the redeemable non-controlling interests and stock options at this subsidiary for
1,997,956
Subordinate Voting Shares of the Company. Upon the exchange, the Company reclassified
$16,622
of stock-based compensation liability and
$14,670
of redeemable non-controlling interests to shareholders’ equity and also recognized
$35,400
of stock-based compensation expense. Of the
1,997,956
Subordinate Voting Shares issued,
1,187,697
remain subject to contractual retention and escrow periods extending to
June
1,
2018.